Subsequent events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
33.
Subsequent events

- On February 6, 2025, the GAP 20 certificates were paid for Ps.3,000,000, with proceeds obtained from the issuance of GAP 25 certificates for Ps.6,000,000 and payment of principal at maturity, under the modality of communicating vessels: i) “GAP25” for Ps.3,000,000 at a variable rate TIIE plus 50 basis points, payment of principal on February 1, 2028 and ii) Reopening “GAP22-2L” Ps.3,000,000 that will pay interest every 182 days at a fixed annual rate of 9.67%, with principal payment on March 4, 2032. The additional resources were used to pay the maturity of GAP 21, for a total amount of Ps.2,500,000, as well as to finance capital expenditures in compliance with the MDP of the Company's subsidiaries in Mexico.

- On February 7, 2025, the GAP 15-2 certificates were paid for Ps.1,500,000, with resources obtained from the issuance of the GAP 24 certificates for Ps.5,648,134, maturing in 5 years and bearing interest at a variable rate of 28-day TIIE plus 60 basis points. The additional resources will be used to finance capital expenditures in compliance with the MDP of the Company's subsidiaries in Mexico.

- On March 21, 2025, GAP completed the refinancing of the credit facility that matured today with Banco Nacional de México, S.A., (“Citibanamex”) for USD$40.0 million, extending the maturity by 6 additional months, with the same financial institution. The interest will be payable monthly at a variable rate of SOFR plus 25 basis points, without fees, and principal payment on September 18, 2025.

- On March 31, 2025, MBJ Airports Limited (MBJA), has extended the maturity date to October 4, 2029, of its USD$60.0 million credit line with the Bank of Nova Scotia and the Bank of Nova Scotia Jamaica Limited. The credit line carries a monthly interest rate of SOFR plus 200 basis points and will be repaid in ten equal semi-annual installments of USD$6.0 million each. The credit line extension generated a commission fee of USD$300,000.

The accompanying consolidated financial statements were authorized for issuance in the Company’s annual report on Form 20-F, by the Chief Executive Officer and the Chief Financial Officer of Grupo Aeroportuario del Pacífico, S.A.B. de C.V. on April 23, 2025, hereby updated for subsequent events, to be filed with the United States Securities and Exchange Commission